provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
provisions reconciliation
Balance as at beginning of period	$ 927	$ 1,061
Additions	629	620
Reversals	(55)	(169)
Uses	(469)	(589)
Interest effects	(64)	(13)
Effects of foreign exchange, net	(7)	17
Balance as at end of period	961	927
Current	300
Non-current	661
Total	961	927
Asset retirement obligations
provisions reconciliation
Balance as at beginning of period	378	378
Additions	13	40
Reversals	(1)
Uses	(11)	(13)
Interest effects	(78)	(27)
Balance as at end of period	301	378
Current	15
Non-current	286
Total	301	378
Differences of interest effect due to change in discount rates as compared to interest accretion on provisions	92	42
Employee-related
provisions reconciliation
Balance as at beginning of period	133	219
Additions	233	312
Reversals	(3)	(7)
Uses	(253)	(391)
Balance as at end of period	110	133
Current	105
Non-current	5
Total	110	133
Written put options and contingent consideration
provisions reconciliation
Balance as at beginning of period	215	276
Additions	41	14
Reversals	(17)	(106)
Uses	(11)
Interest effects	13	14
Effects of foreign exchange, net	(8)	17
Balance as at end of period	233	215
Current	87
Non-current	146
Total	233	215
Regulatory
provisions reconciliation
Balance as at beginning of period	4	4
Additions	146
Reversals	(6)
Uses	(3)
Interest effects	1
Balance as at end of period	142	4
Current	41
Non-current	101
Total	142	4
Other
provisions reconciliation
Balance as at beginning of period	197	184
Additions	196	254
Reversals	(28)	(56)
Uses	(191)	(185)
Effects of foreign exchange, net	1
Balance as at end of period	175	197
Current	52
Non-current	123
Total	$ 175	$ 197